Commitments and Contingencies - Schedule of Warranty Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserves, beginning of period	$ 24,449	$ 24,485	$ 26,404
Warranty reserves accrued	11,659	8,102	5,423
Liabilities assumed in the Merger	7,481
Adjustments to pre-existing reserves	199	1,933	2,650
Warranty expenditures	(10,518)	(10,071)	(9,992)
Warranty reserves, end of period	$ 33,270	$ 24,449	$ 24,485